Expense Example, No Redemption - Class A C I R6 [Member] - John Hancock California Municipal Bond Fund - Class C	May 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 153
Expense Example, No Redemption, 3 Years	527
Expense Example, No Redemption, 5 Years	926
Expense Example, No Redemption, 10 Years	$ 1,816